SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Salary and benefits	$ 1,404
Subcontractors	7,412
Cost of revenues from development services	$ 8,816